Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2017
Assets pledged and collateral	Assets pledged
end of	2Q17	4Q16
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	112,294	122,805
of which encumbered	71,309	83,473

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q17	4Q16
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	398,459	402,690
of which sold or repledged	159,781	167,487

Bank
Assets pledged and collateral	Assets pledged
end of	6M17	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	112,294	122,811
of which encumbered	71,309	83,478

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M17	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	398,459	402,702
of which sold or repledged	159,781	167,499